Initial Public Offering - Additional Information (Detail) - $ / shares			3 Months Ended	12 Months Ended
	Apr. 13, 2021	Mar. 25, 2021	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 16, 2022	Dec. 31, 2020
Class of Stock [Line Items]
Common stock par or stated value per share				$ 0.0001		$ 0.0001	$ 0.0001
Class A Ordinary Shares
Class of Stock [Line Items]
Common stock par or stated value per share				$ 0.0001	$ 0.0001
Virgin Group Acquisition Corp. II [Member] | IPO
Class of Stock [Line Items]
Stock issued during the period shares	40,250,000
Virgin Group Acquisition Corp. II [Member] | Over-Allotment Option
Class of Stock [Line Items]
Units issued during period shares new issues	5,250,000
Virgin Group Acquisition Corp. II [Member] | Class A Ordinary Shares
Class of Stock [Line Items]
Common stock par or stated value per share		$ 0.0001
Virgin Group Acquisition Corp. II [Member] | Class A Ordinary Shares | IPO
Class of Stock [Line Items]
Stock issued during the period shares		35,000,000	40,250,000	40,250,000
Common stock par or stated value per share		$ 0.0001
Class of warrants or rights number of shares called by each warrant or right		1
Class of warrants or rights exercise price per share		$ 11.5
Sale of stock issue price per share		$ 10